Document And Entity Information	3 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Trading Symbol	je
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q1
Amendment Flag	false